Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of basic loss per share and diluted loss per share

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to DiDi Global Inc.	(49,343,664)	(23,783,321)	493,512
Accretion of convertible redeemable non-controlling interests to redemption value	(687,617)	(898,649)	(995,685)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(50,031,281)	(24,681,970)	(502,173)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding*	657,996,437	1,210,979,609	1,224,576,751
Net loss per share attributable to ordinary shareholders
— Basic	(76.04)	(20.38)	(0.41)
— Diluted	(76.04)	(20.38)	(0.41)
*	Vested restricted shares and RSUs and vested share options with minimal exercise price are considered outstanding in the computation of basic loss per share.